Summary of significant accounting policies - Consolidated Trusts (Details)	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2024 USD ($)
Assets:
Cash and cash equivalents	¥ 984,611,409		¥ 1,195,351,730	¥ 602,270,607	$ 134,891,210
Restricted cash	676,793,411		749,069,826		92,720,317
Accounts receivable and contract assets, net	2,029,550,471		1,659,587,975		278,047,275
Financial investments	513,475,537		608,198,249		70,345,860
Loan receivable from Xiaoying, net	4,828,316,995		4,947,833,357		661,476,716
Deposits to institutional cooperators, net	1,958,297,244		1,702,472,396		268,285,622
Prepaid expenses and other current assets, net	34,078,494		48,767,987		4,668,735
Financial guarantee derivative assets, Fair value	1,038,258		0		142,241
Deferred tax assets, net	266,462,248		239,488,327		36,505,179
Long-term investments	498,038,310		493,411,355		68,230,969
Property and equipment, net	15,833,490		8,642,392		2,169,179
Intangible assets, net	36,591,969		36,810,384		5,013,079
Other non-current assets	44,951,464		55,264,517		6,158,325
Total assets	11,819,289,603		11,650,024,640		1,619,236,036
Liabilities:
Payable to investors and institutional funding partners at amortized cost	2,184,085,667		3,584,040,757		299,218,509
Contingent guarantee liabilities	187,640,702		61,906,509	0	25,706,671
Total amount of Short-term borrowings	328,500,000		565,000,000		45,004,315
Accrued payroll and welfare	94,716,949		86,770,637		12,976,169
Other taxes payable	279,994,194		289,821,092		38,359,047
Income taxes payable	591,491,126		446,499,777		81,033,952
Accrued expenses and other current liabilities	929,490,436		575,727,263		127,339,668
Other non-current liabilities	27,516,391		37,571,057		3,769,730
Deferred tax liabilities	65,958,569		30,039,799		9,036,287
Total liabilities	4,866,134,961		5,802,900,353		666,657,756
Net Income (Loss)	1,539,905,765	$ 210,966,225	1,186,793,974	811,996,439
Net cash provided by operating activities	1,523,386,291	208,703,066	1,391,444,390	626,781,729
Net cash (used in) provided by investing activities	122,034,285	16,718,629	(1,683,641,707)	(1,217,467,865)
Net cash provided by (used in) financing activities	(1,935,176,217)	(265,118,055)	1,227,458,379	576,351,240
Xiaoying Housing Loan
Assets:
Loan receivable from Xiaoying, net	0		8,656,846
Xiaoying Credit Loans and other loans
Assets:
Loan receivable from Xiaoying, net	4,828,316,995		4,947,833,357		661,476,716
One of the subsidiaries
Assets:
Loan receivable from Xiaoying, net	145,742,384		231,346,839
Consolidated Trusts
Assets:
Restricted cash	527,457,300		711,756,581		72,261,354
Accounts receivable and contract assets, net	37,373,243		54,749,985		5,120,113
Total assets	3,481,797,455		4,337,789,740		477,004,295
Liabilities:
Payable to investors and institutional funding partners at amortized cost	2,184,085,667		3,584,040,757		299,218,510
Other taxes payable	3,265,159		4,060,878		447,325
Accrued expenses and other current liabilities	18,335,260		43,599,849		2,511,920
Total liabilities	2,205,686,086		3,631,701,484		302,177,755
Net revenue	744,531,819	102,000,441	726,005,363	648,893,767
Net Income (Loss)	494,604,464	67,760,534	458,613,718	360,550,889
Net cash provided by operating activities	550,953,578	75,480,331	172,210,364	273,610,963
Net cash (used in) provided by investing activities	664,702,231	91,063,832	(673,734,777)	(928,400,322)
Net cash provided by (used in) financing activities	(1,399,955,090)	(191,793,061)	814,841,744	840,416,352
Consolidated Trusts | Xiaoying Credit Loans and other loans
Assets:
Loan receivable from Xiaoying, net	2,916,966,912		3,571,283,174		399,622,828
Consolidated Trusts | One of the subsidiaries
Liabilities:
Loans at fair value	737,200,000		115,900,000
VIEs and Consolidated Trusts
Assets:
Cash and cash equivalents	180,683,740		295,277,830		24,753,571
Restricted cash	532,603,866		716,870,052		72,966,430
Accounts receivable and contract assets, net	74,750,686		83,535,036		10,240,802
Financial investments	33,428,162		0		4,579,639
Prepaid expenses and other current assets, net	19,491,239		25,280,941		2,670,289
Deferred tax assets, net	174,395,511		118,587,356		23,892,087
Long-term investments	498,038,310		493,411,355		68,230,969
Property and equipment, net	1,138,186		1,054,565		155,931
Intangible assets, net	27,706,487		28,153,262		3,795,773
Other non-current assets	21,976		22,984		3,011
Total assets	6,317,385,140		6,647,581,573		865,478,216
Liabilities:
Payable to investors and institutional funding partners at amortized cost	2,184,085,667		3,584,040,757		299,218,510
Total amount of Short-term borrowings	10,000,000		320,000,000		1,369,994
Accrued payroll and welfare	18,482,497		15,011,080		2,532,092
Other taxes payable	119,683,947		126,900,881		16,396,634
Income taxes payable	174,425,660		28,266,791		23,896,217
Accrued expenses and other current liabilities	94,825,511		69,989,510		12,991,042
Deferred tax liabilities	642,602		0		88,036
Total liabilities	2,602,145,884		4,144,209,019		356,492,525
Net revenue	1,809,619,313	247,916,829	1,500,275,059	1,350,809,649
Net Income (Loss)	623,964,980	85,482,852	438,091,276	738,032,308
Net cash provided by operating activities	1,517,583,263	207,908,054	628,719,431	451,005,598
Net cash (used in) provided by investing activities	(106,448,449)	(14,588,857)	(1,251,376,124)	(1,225,037,957)
Net cash provided by (used in) financing activities	¥ (1,709,955,090)	$ (234,262,887)	¥ 1,114,841,744	¥ 860,416,352
Percentage of consolidated revenues	31.00%	31.00%	31.00%	38.00%
Percentage of consolidated total assets	53.00%	53.00%	57.00%
Percentage of consolidated total liabilities	58.00%	58.00%	71.00%
VIEs and Consolidated Trusts | Xiaoying Housing Loan
Assets:
Loan receivable from Xiaoying, net	¥ 0		¥ 8,656,846		0
VIEs and Consolidated Trusts | Xiaoying Credit Loans and other loans
Assets:
Loan receivable from Xiaoying, net	¥ 4,775,126,977		¥ 4,876,731,346		$ 654,189,714